4. CONCESSIONS AND AUTHORIZATIONS (Details)	12 Months Ended
Dec. 31, 2019
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Gasmig	[1],[2]
Concession or authorization contract	State Law 11,021/1993	[1],[2]
Expiration date	01/2053	[1],[2]
Energy Purchased For Resale [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig D	[1]
Concession or authorization contract	002/1997 003/1997 004/1997 005/1997	[1]
Expiration date	12/2045	[1]
National Grid [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[3]
Concession or authorization contract	006/1997	[3]
Expiration date	01/2043	[3]
Substation - SE Itajub [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[3]
Concession or authorization contract	79/2000	[3]
Expiration date	10/2030	[3]
Central Geradora Elica Volta Do Rio Wind Power Plants [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Volta do Rio	[4]
Concession or authorization contract	Resolution 660/2001	[4]
Expiration date	01/2031	[4]
Central Geradora Elica Praias De Parajuru Wind Power Plants [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Parajuru	[4]
Concession or authorization contract	Resolution 526/2002	[4]
Expiration date	09/2032	[4]
Sa Carvalho Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Sa Carvalho	[5]
Concession or authorization contract	01/2004	[5]
Expiration date	12/2024	[5]
Igarape Thermal Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5],[6]
Concession or authorization contract	07/1997	[5],[6]
Expiration date	08/2024	[5],[6]
Nova Ponte Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	07/1997	[5]
Expiration date	07/2025	[5]
Queimado hydroelectric plants [member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	06/1997	[5]
Expiration date	01/2033	[5]
Irape Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	14/2000	[5]
Expiration date	02/2035	[5]
Itutinga Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig Geracao Itutinga	[7]
Concession or authorization contract	10/2016	[7]
Expiration date	01/2046	[7]
Salto Grande Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig Geracao Salto Grande	[7]
Concession or authorization contract	09/2016	[7]
Expiration date	01/2046	[7]
Emborcacao Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	07/1997	[5]
Expiration date	07/2025	[5]
Camargos Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig Geracao Camargos	[7]
Concession or authorization contract	11/2016	[7]
Expiration date	01/2046	[7]
Salto Voltao Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Horizontes Energia
Concession or authorization contract	Resolution 331/2002
Expiration date	10/2030
Cajuru Gafan Hoto and Martins Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig Geracao Oeste	[7]
Concession or authorization contract	16/2016	[7]
Expiration date	01/2046	[7]
Dona Rita Ervalia Neblina Peti Sinceridade And Tronqueiras Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig Geracao Leste	[7]
Concession or authorization contract	14/2016 and 15/2016	[7]
Expiration date	01/2046	[7]
Coronel Domiciano Joasal Marmelos Paciencia E Piau Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig Geracao Sul	[7]
Concession or authorization contract	12/2016 and 13/2016	[7]
Expiration date	01/2046	[7]
Xicao Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	02/2013	[5]
Expiration date	08/2025	[5]
Sao Bernardo Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	02/2013	[5]
Expiration date	08/2025	[5]
Poco Fundo Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	02/2013	[5]
Expiration date	08/2025	[5]
Luiz Dias Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	02/2013	[5]
Expiration date	08/2025	[5]
Rio De Pedras Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	02/2013	[5]
Expiration date	09/2024	[5]
Salto morais hydroelectric plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	02/2013	[5]
Expiration date	07/2020	[5]
Salto Do Passo Velho Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Horizontes Energia	[5]
Concession or authorization contract	Resolution 331/2002	[5]
Expiration date	10/2030	[5]
PCH Pai Joaquim Hydro Electric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig PCH	[5]
Concession or authorization contract	Authorizing Resolution 377/2005	[5]
Expiration date	04/2032	[5]
Salto Paraopeba Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Horizontes Energia	[5]
Concession or authorization contract	Resolution 331/2002	[5]
Expiration date	10/2030	[5]
Machado Mineiro Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Horizontes Energia	[5]
Concession or authorization contract	Resolution 331/2002	[5]
Expiration date	07/2025	[5]
Rosal Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Rosal Energia	[5]
Concession or authorization contract	01/1997	[5]
Expiration date	05/2032	[5]
Santa Luzia Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	07/1997	[5]
Expiration date	02/2026	[5]
Tres Marias Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
Disclosure Of Electricity Concessions And Authorizations [line items]
Company holding concession or authorization	Cemig Geracao Tres Marias	[7]
Concession or authorization contract	08/2016	[7]
Expiration date	01/2046	[7]

[1]	Concession contracts that are within the scope of IFRIC 12 and under which the concession infrastructure assets are recorded under the intangible and financial assets bifurcation model, and in compliance with IFRS 15, the infrastructure under construction has been classified as a contract asset. Despite the segregation of distribution concession contract into four regions of State of Minas Gerais, its terms and conditions are the same.
[2]	On September 19, 2019, Gasmig executed with the State of Minas Gerais, as Granting Authority, the Third Amendment to the Concession Agreement, assuring Gasmig the extension of its concession term until 2053. For further information, please see Note 20 - Intangible Assets.
[3]	These refer to transmission concession contracts, for which a contract asset was recognized upon the application of IFRS 15, for being subject to satisfaction of performance obligations.
[4]	This refers to concessions, given by the process of authorization, for generation, as an independent power producer, of wind power, sold under the Proinfa program. The assets tied to the right of commercial operation are recorded in PP&E. The rights of authorization of commercial operation that are classified as an Intangible.
[5]	Generation concession contracts that are not within the scope of IFRIC 12, whose infrastructure assets are recorded as PP&E since the concession grantor does not have control over whom the service is provided to as the output is being sold mainly in the Free Market ('ACL').
[6]	On December 6, 2019, Aneel suspended Igarape Plant commercial operation upon Cemig GT's claim for early termination of its concession contract.
[7]	Generation concession contracts within the scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.